Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000166442
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Investor Class
Trading Symbol	TQMVX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Investor Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 35,293,000
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	40.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$35,293
Number of Portfolio Holdings	157

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	40.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.0%
Health Care	17.0
Industrials & Business Services	12.9
Information Technology	10.3
Energy	9.5
Consumer Staples	7.8
Materials	4.9
Consumer Discretionary	4.3
Utilities	4.1
Other	8.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.1%
Bank of America	1.8
AbbVie	1.5
Citigroup	1.5
Exxon Mobil	1.5
Philip Morris International	1.3
Wells Fargo	1.3
Medtronic	1.3
Elevance Health	1.2
FedEx	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166443
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Advisor Class
Trading Symbol	TQVAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Advisor Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 35,293,000
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	40.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$35,293
Number of Portfolio Holdings	157

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	40.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.0%
Health Care	17.0
Industrials & Business Services	12.9
Information Technology	10.3
Energy	9.5
Consumer Staples	7.8
Materials	4.9
Consumer Discretionary	4.3
Utilities	4.1
Other	8.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.1%
Bank of America	1.8
AbbVie	1.5
Citigroup	1.5
Exxon Mobil	1.5
Philip Morris International	1.3
Wells Fargo	1.3
Medtronic	1.3
Elevance Health	1.2
FedEx	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166444
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	I Class
Trading Symbol	TQVIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Integrated U.S. Large-Cap Value Equity Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - I Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 35,293,000
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	40.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$35,293
Number of Portfolio Holdings	157

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	40.1%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	21.0%
Health Care	17.0
Industrials & Business Services	12.9
Information Technology	10.3
Energy	9.5
Consumer Staples	7.8
Materials	4.9
Consumer Discretionary	4.3
Utilities	4.1
Other	8.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Chase	3.1%
Bank of America	1.8
AbbVie	1.5
Citigroup	1.5
Exxon Mobil	1.5
Philip Morris International	1.3
Wells Fargo	1.3
Medtronic	1.3
Elevance Health	1.2
FedEx	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless